Trade Accounts Receivable (Tables)	6 Months Ended
Jun. 30, 2025
Trade and other current receivables [Line Items]
Tabular disclosure of trade and other receivables
As of June 30, 2025, and December 31, 2024, this caption comprises the following:

In thousands of soles	2025	2024
Trade accounts receivable	1,120,504	1,041,330

Trade accounts receivable from related parties	3,505	3,191
	1,124,009	1,044,521

Less: Loss for impairment of trade receivable	(105,770)	(82,064)

	1,018,239	962,457

Current	1,017,689	961,886

Non-current	550	571

Tabular disclosure of disaggregation of trade accounts receivable
i.	Disaggregation of trade accounts receivable
This caption comprises the following:

In thousands of soles	2025	2024

Healthcare services	1,018,239	962,457

	1,018,239	962,457

Tabular disclosure of trade accounts receivable by primary geographical markets
ii.	By primary geographical markets and type of service
As of June 30, 2025

In thousands of soles	Peru	Colombia	Mexico	Total

Healthcare services	262,703	647,378	108,158	1,018,239

	262,703	647,378	108,158	1,018,239
As of December 31, 2024

In thousands of soles	Peru	Colombia	Mexico	Total

Healthcare services	245,916	624,184	92,357	962,457

	245,916	624,184	92,357	962,457

Disclosure of credit risk exposure
The composition of accounts receivable by geographical market and aging as of June 30, 2025 and as of December 31, 2024 is as follows:
As of June 30, 2025

In thousands of soles	Peru	Colombia	Mexico	Total

Current (not past due)	164,008	228,895	70,405	463,308

1 - 90 days past due	59,373	168,099	29,191	256,663

91 - 180 days past due	28,455	96,813	6,738	132,006

181 - 360 days past due	23,660	95,527	2,916	122,103

More than 360 days past due	37,775	107,989	4,165	149,929

	313,271	697,323	113,415	1,124,009
As of December 31, 2024

In thousands of soles	Peru	Colombia	Mexico	Total

Current (not past due)	148,219	222,487	80,296	451,002

1 - 90 days past due	55,959	192,844	13,865	262,668

91 - 180 days past due	30,187	103,337	1,090	134,614

181 - 360 days past due	21,118	76,379	761	98,258

More than 360 days past due	30,233	67,225	521	97,979

	285,716	662,272	96,533	1,044,521

Corporate [Member]
Trade and other current receivables [Line Items]
Disclosure of credit risk exposure

Expected credit loss assessment for corporate customers
The following table provides information about the exposure to credit risk and Expected Credit Losses (ECLs) for trade receivables and contract assets for corporate customers as of June 30, 2025:

In thousands of soles	Weighted- average loss rate	Gross carrying amount	Loss allowance

Current (not past due)	0.43%	444,836	1,904

1 - 90 days past due	2.19%	241,566	5,299

91 - 180 days past due	20.45%	126,958	25,963

181 - 360 days past due	12.04%	118,983	14,329

More than 360 days past due	28.31%	128,465	36,364

		1,060,808	83,859
The following table provides information about the exposure to credit risk and ECLs for trade receivables and contract assets for corporate customers as of December 31, 2024:

In thousands of soles	Weighted- average loss rate	Gross carrying amount	Loss allowance

Current (not past due)	0.26%	418,626	1,103

1 - 90 days past due	0.67%	267,552	1,782

91 - 180 days past due	13.76%	134,059	18,448

181 - 360 days past due	10.47%	95,155	9,966

More than 360 days past du e	39.30%	80,147	31,499

		995,539	62,798

Individual Customers [Member]
Trade and other current receivables [Line Items]
Disclosure of credit risk exposure

Expected credit loss assessment for individual custom
ers
The following table provides information about the exposure to credit risk and ECLs for trade receivables and contract assets from individual customers (patients) as of June 30, 2025:

In thousands of soles	Weighted- average loss rate	Gross carrying amount	Loss allowance

Current (not past due)	0.95%	18,472	176

1 - 90 days past due	7.01%	15,097	1,058

91 - 180 days past due	36.39%	5,048	1,837

181 - 360 days past due	41.54%	3,120	1,296

More than 360 days past due	81.74%	21,464	17,544

		63,201	21,911
The following table provides information about the exposure to credit risk and ECLs for trade receivables and contract assets from individual customers (patients) as of December 31, 2024:

In thousands of soles	Weighted- average loss rate	Gross carrying amount	Loss allowance

Current (not past due)	1.37%	14,237	195

1 - 90 days past due	7.22%	8,063	582

91 - 180 days past due	42.50%	2,135	907

181 - 360 days past due	36.56%	4,029	1,473

More than 360 days past due	78.51%	20,518	16,109

		48,982	19,266